Note 20 - Inventory	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of inventories [text block]
20.	Inventory

	Year Ended June 30
(US dollars in thousands)	2023	2022 (restated)	2021 (restated)
Raw materials	2,115	1,887	1,968
Total	2,115	1,887	1,968

The prior year restatements in the years ending 30 June 2021 and 2022 relate to $0.4 million of inventory that was originally reported within other receivables.